UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3481


                   GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000


Date of fiscal year end: 11/30


Date of reporting period: 11/30/03



(PAGE)


                                   FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

      General Municipal
      Money Market Fund
      ANNUAL REPORT November 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            19   Financial Highlights

                            22   Notes to Financial Statements

                            27   Report of Independent Auditors

                            28   Important Tax Information

                            29   Board Members Information

                            31   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              General Municipal
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for General Municipal Money Market Fund covers the 12-month period from December 1, 2002, through November 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates, longer-term bond yields have begun to creep upward. However, the Federal Reserve Board has repeatedly affirmed its commitment to low short-term interest rates, and yields of tax-exempt money market instruments have remained near historical lows.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,


/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2003




DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

How did General Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 2003, the fund's Class A shares produced a yield of 0.58%, Class B shares produced a yield of 0.20% and Class X shares produced a yield of 0.17% . Taking into account the effects of compounding, the fund's Class A, Class B and Class X shares produced effective yields of 0.58%, 0.20% and 0.17%, respectively.(1)

The fund' s performance during the reporting period was primarily the result of declining short-term interest rates, including a late-June reduction in the federal funds rate to 1%, a 45-year low. However, a rising supply of tax-exempt money market instruments kept yields high relative to historical norms when compared to taxable money market securities.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund's net assets in high-quality, tax-exempt municipal money market instruments from issuers throughout the United States and its territories that provide income exempt from federal income tax. Second, we actively manage the fund's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund's average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund' s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

By the time the reporting period began, the Federal Reserve Board ("the Fed") had already reduced short-term interest rates 12 times since January 2001, causing yields of money market instruments to move lower. Yields of tax-exempt money market funds continued to fall during the first half of 2003 while investors anticipated further interest-rate reductions. Indeed, in late June the Fed reduced short-term interest rates to 1% and indicated that it intended to keep interest rates low for the foreseeable future to help stimulate a more robust economic recovery and guard against potential deflationary pressures. As a result, yields of high-quality, tax-exempt securities with maturities ranging from overnight to one year fell below 1% during the spring of 2003.

However, signs of stronger economic growth began to emerge in the summer, causing longer-term bond prices to fall. In fact, the U.S. Commerce Department later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003. Nonetheless, money market securities remained anchored by the 1% federal funds rate and the Fed's accommodative monetary policy, and tax-exempt yields remained relatively stable during the reporting period.

Despite the start of renewed economic strength, tax receipts failed to meet projections for many states and local governments. Many states and municipalities issued short-term debt securities to bridge their budget gaps, and the rising supply of newly issued instruments helped make yields of tax-exempt securities more attractive relative to their taxable counterparts. At times during the reporting period, tax-exempt money market securities provided 100% of the yield of their taxable counterparts.


For much of the reporting period, we maintained the portfolio's weighted average maturity in a range we considered to be longer than average. To capture incrementally higher yields, we purchased insured municipal bonds, notes and commercial paper with maturities between three and nine months.(2) These securities complemented the fund' s holdings of variable-rate demand notes (VRDNs), on which yields are reset daily or weekly.

What is the fund's current strategy?

We recently reduced the fund's weighted average maturity to position the fund for seasonal factors that typically affect tax-exempt money market instruments at year-end. In addition, because yield differences between very short-term and one-year notes recently have been narrow compared to historical norms, it has made little sense to us to extend the fund's weighted average maturity. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

December 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO A VOLUNTARY UNDERTAKING THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED A YIELD OF 0.12% AND AN EFFECTIVE YIELD OF 0.12%, AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED A YIELD OF 0.10% AND AN EFFECTIVE YIELD OF 0.10%.

(2) INSURANCE ON INDIVIDUAL PORTFOLIO SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund


STATEMENT OF INVESTMENTS

November 30, 2003

                                                                                               Principal
TAX EXEMPT INVESTMENTS--98.7%                                                                 Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.9%

The Industrial Development Board of the City of Fultondale

  IDR, VRDN (Melsur Corp. Project)

   1.25% (LOC; Key Bank)                                                                      4,265,000  (a)           4,265,000

Troy Health Care Authority, Sarha Lease Revenue, VRDN

   (Southeast Rural Health) 1.20% (LOC; Regions Bank)                                         2,800,000  (a)           2,800,000

ARIZONA--2.7%

Apache County Industrial Development Authority, IDR

  VRDN (Tucson Electric Power Springerville Project)

   1.10% (LOC; The Bank of New York)                                                          6,300,000  (a)           6,300,000

Arizona Educational Loan Marketing Corporation

  Educational Loan Revenue, VRDN

   1.20% (Insured; MBIA and Liquidity Facility;
   State Street Bank and Trust Co.)                                                          10,675,000  (a)          10,675,000

Maricopa County Industrial Development Authority, MFHR

   (San Clemente Apartments Project)
   1.15%, 4/15/2004 (GIC; Transamerica Finance)                                               5,000,000                5,000,000

ARKANSAS--.8%

Arkansas Development Finance Authority, MFHR, VRDN

  (Chapelridge of Cabot Housing Project)

   1.25% (LOC; Regions Bank)                                                                  6,675,000  (a)           6,675,000

CALIFORNIA--3.0%

State of California, RAW 2%, 6/16/2004 (Liquidity Facility:

   Lehman Brothers, Merrill Lynch and Societe Generale)                                      12,000,000               12,057,247

California Pollution Control Financing Authority, SWDR

  VRDN (Norcal Waste System Inc. Project)

   1.21% (LOC; Comerica Bank)                                                                12,465,000  (a)          12,465,000

COLORADO--4.1%

Colorado Educational and Cultural Facilities Authority

  Revenue, VRDN (Vail Mountain School Project)

   1.17% (LOC; Key Bank)                                                                      5,000,000  (a)           5,000,000

Colorado Housing and Finance Authority, MFHR

   VRDN (Woodstream) 1.13% (Insured; FNMA)                                                    3,000,000  (a)           3,000,000

City and County of Denver, Airport Revenue
   Refunding, VRDN 1.20% (Insured; MBIA
   and Liquidity Facility; Bank One)                                                         10,000,000  (a)          10,000,000

Lafayette Exemplatory Improvement District

  Special Assessment Revenue, Refunding, VRDN

   1.15% (LOC; U.S. Bank NA)                                                                  3,250,000  (a)           3,250,000

Lakewood Housing Authority, MFHR, VRDN

   (Ridgemoor Apartments Project)
   1.15% (Insured; FNMA)                                                                      7,750,000  (a)           7,750,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
COLORADO (CONTINUED)

Southern Ute Indian Tribe of Southern Ute Indian

   Reservation, Industrial Revenue 1.10%, 2/3/2004                                            5,000,000                5,000,000

DELAWARE--2.4%

Delaware Economic Development Authority, IDR, VRDN

  (Delaware Clean Power Project)

   1.17% (LOC; Motiva Enterprises)                                                           20,000,000  (a)          20,000,000

DISTRICT OF COLUMBIA--3.1%

District of Columbia, College and University Revenue

   VRDN (Trinity College) 1.11% (LOC; Wachovia Bank)                                          9,675,000  (a)           9,675,000

District of Columbia Water and Sewer Authority

  Public Utility Revenue, VRDN, Merlots Program

   1.20% (Insured; FSA and LOC; Wachovia Bank)                                                5,430,000  (a)           5,430,000

Metropolitan Washington Airport Authority

  Transportation Revenue, CP 1.10%, 12/10/2003

   (Liquidity Facility; WestLB AG)                                                           10,000,000               10,000,000

FLORIDA--3.0%

Bay County Housing Finance Authority, SFMR, VRDN

   Merlots Program 1.25% (Liquidity Facility;
   Wachovia Bank and LOC: FNMA and GNMA)                                                      5,370,000  (a)           5,370,000

Orange County Housing Finance Authority

  Homeowner Revenue, VRDN

   1.22% (Insured; AIG Funding Inc. and
   Liquidity Facility; Merrill Lynch)                                                         9,435,000  (a)           9,435,000

Sunshine Governmental Finance Commission, Revenue, CP:

   1%, 1/13/2004 (Liquidity Facility; Dexia Credit Locale)                                    5,000,000                5,000,000

   1.08%, 1/14/2004 (Liquidity Facility; HSH Nordbank)                                        5,235,000                5,235,000

GEORGIA--4.2%

Cobb County Development Authority, Private Schools

  Revenue, VRDN (Whitefield Academy Inc. Project)

   1.10% (LOC; Royal Bank of Canada)                                                          8,000,000  (a)           8,000,000

Cobb County Housing Authority, MFHR, VRDN

   (Woodsong Apartments Project)
   1.15% (Insured; FNMA)                                                                      5,970,000  (a)           5,970,000

Columbia County Development Authority, Private Schools

  Revenue, VRDN (Augusta Preparatory Project)

   1.16% (LOC; Wachovia Bank)                                                                 3,700,000  (a)           3,700,000

Columbus Development Authority, MFHR

   (Victory Apartments) 1.22%, 12/18/2003                                                     6,700,000  (b)           6,700,000

Jasper Development Authority, MFHR, VRDN

   1.28% (Liquidity Facility; Merrill Lynch)                                                  2,640,000  (a)           2,640,000

                                                                                                               The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)

Jefferson Development Authority, IDR, VRDN

  (Ringwood Containers Project)

   1.20% (LOC; Bank of America)                                                               2,400,000  (a)           2,400,000

Savannah Economic Development Authority

  Exempt Facility Revenue, VRDN (Home Depot Project)

   1.20% (LOC; SunTrust Bank)                                                                 5,000,000  (a)           5,000,000

ILLINOIS--4.9%

Chicago O'Hare International Airport, Special Facility

  Revenue, VRDN (O'Hare Technical Center II Project)

   1.18% (LOC; ABN-AMRO)                                                                      8,000,000  (a)           8,000,000

Cook County, GO Notes, VRDN

   Merlots Program 1.20% (Insured; AMBAC and
   Liquidity Facility; Wachovia Bank)                                                         3,590,000  (a)           3,590,000

Illinois Educational Facilities Authority

  College and University Revenue, VRDN

  (Art Institute of Chicago) 1.10%

   (Liquidity Facility; Bank of Montreal)                                                       900,000  (a)             900,000

Illinois Health Facilities Authority, Revenues:

  (Evanston Hospital Corp.):

      .87%, 12/11/2003                                                                        5,000,000                5,000,000

      1.07%, 5/17/2004                                                                        5,000,000                5,000,000

Roaring Fork Municipal Products LLC, Revenue, VRDN:

  1.25% (Insured; FSA and Liquidity

      Facility; The Bank of New York)                                                        10,395,000  (a)          10,395,000

   1.30% (Liquidity Facility: The Bank of New

      York and LOC: FHLMC, FNMA and GNMA)                                                     7,220,000  (a)           7,220,000

INDIANA--2.7%

Indiana Bond Bank, Revenue, Reassessment Assistance

   Notes 1.75%, 1/6/2004
   (Liquidity Facility; The Bank of New York)                                                 6,575,000                6,579,403

Indiana Health Facility Financing Authority, Revenues:

   (Ascension Health Credit) 1.15%, 3/2/2004                                                  6,000,000                6,000,000

   VRDN (Union Hospital Inc. Project)
      1.17% (LOC; Fifth Third Bank)                                                           7,815,000  (a)           7,815,000

Indiana Housing Finance Authority, SFMR, VRDN

  Merlots Program 1.25% (Liquidity Facility; Wachovia

   Bank and LOC: FNMA and GNMA)                                                               1,625,000  (a)           1,625,000

IOWA--1.0%

Iowa Higher Education Loan Authority, College and

  University Revenue, RAN (Morningside College)

   2%, 5/24/2004 (LOC; U.S. Bank NA)                                                          1,500,000                1,502,818


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
IOWA (CONTINUED)

Louisa County, PCR, Refunding, VRDN

   (Midwest Power System Inc. Project) 1.25%                                                  7,000,000  (a)           7,000,000

KANSAS--1.3%

Kansas Development Finance Authority, MFHR

  Refunding, VRDN (Chesapeake Apartments Project)

   1.13% (LOC; FHLB)                                                                          5,000,000  (a)           5,000,000

Mission, MFHR, Refunding, VRDN (The Falls Apartments

   Project) 1.22% (Insured; FNMA)                                                             6,000,000  (a)           6,000,000

KENTUCKY--4.7%

City of Fort Mitchell, Kentucky League of Cities Funding

  LR, VRDN, Trust Lease Program

   1.14% (LOC; U.S. Bank NA)                                                                  9,900,000  (a)           9,900,000

Kenton County Airport Board, Special Facilities Revenue

   VRDN (Airis Cincinnati LLC)
   1.20% (LOC; Deutsche Postbank)                                                            20,000,000  (a)          20,000,000

Lincoln County Residential, Mortgage Revenue, VRDN

   1.25% (GIC; Bayerische Landesbank)                                                         9,000,000  (a)           9,000,000

LOUISIANA--2.2%

Louisiana Public Facilities Authority, VRDN:

  HR, Hospital Equipment Financing and Refunding

      Program 1.15% (LOC; Bank One)                                                           3,030,000  (a)           3,030,000

   LR 1.15% (Liquidity Facility; Societe Generale)                                           10,000,000  (a)          10,000,000

   Revenues, Equipment and Capital Facilities Pooled

      Loan Program 1.20% (LOC; KBC Bank)                                                      5,500,000  (a)           5,500,000

MAINE--.6%

State of Maine, GO Notes, BAN 2%, 6/24/2004                                                   4,555,000                4,578,933

MARYLAND--1.8%

Frederick County, Revenue, VRDN

   (Homewood Inc. Facility) 1.22% (LOC; Allfirst Bank)                                        5,250,000  (a)           5,250,000

Maryland Economic Development Corporation, Revenue

  VRDN:

    (CWI Limited Partnership Facility)

         1.35% (LOC; Allfirst Bank)                                                           3,410,000  (a)           3,410,000

      (E. John Schmitz and Sons Inc.)

         1.35% (LOC; Allfirst Bank)                                                           2,380,000  (a)           2,380,000

Maryland Industrial Development Financing Authority

  EDR, VRDN (Mercy High School Facility)

   1.25% (LOC; Allfirst Bank)                                                                 3,800,000  (a)           3,800,000

MASSACHUSETTS--5.8%

Chicopee, GO Notes, BAN 2%, 11/19/2004                                                        8,000,000                8,063,468

                                                                                                                 The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS (CONTINUED)

Hopkinton, GO Notes, SAAN 1.50%, 2/9/2004                                                     2,237,087                2,239,518

Koch Certificates of Trust, Revenue, VRDN

  1.25% (Insured; AMBAC and Liquidity Facility; State

   Street Bank and Trust Co.)                                                                 3,608,000  (a)           3,608,000

Masconomet Regional School District, GO Notes, BAN

   1.50%, 2/12/2004                                                                          10,000,000               10,006,918

Commonwealth of Massachusetts, GO Notes, Refunding

   VRDN 1.15% (Liquidity Facility; Landesbank
   Hessen-Thuringen Girozentrale)                                                            12,200,000  (a)          12,200,000

Massachusetts Development Finance Agency, College

  and University Revenue, VRDN (Wentworth Institute of

  Technology) 1.17% (Insured; Radian Bank and

   Liquidity Facility; Fleet National Bank)                                                  12,000,000  (a)          12,000,000

MICHIGAN--11.0%

Detroit, Sewage Disposal Revenue, VRDN

  Merlots Program 1.20% (Insured; MBIA and

   Liquidity Facility; Wachovia Bank)                                                        10,390,000  (a)          10,390,000

Michigan Building Authority, LR, CP

   .98%, 12/11/2003 (LOC; The Bank of New York)                                               8,000,000                8,000,000

Michigan Hospital Finance Authority, Revenues, VRDN

  Healthcare Equipment Loan Program:

      1.18% (LOC; ABN-AMRO)                                                                  25,700,000  (a)          25,700,000

      1.18% (LOC; Fifth Third Bank)                                                          25,000,000  (a)          25,000,000

Michigan Housing Development Authority

   Housing Revenue 1.08%, 6/1/2004                                                            7,000,000                7,000,000

Michigan Municipal Bond Authority, Revenue

   2%, 8/23/2004 (LOC; JPMorgan Chase Bank)                                                  10,165,000               10,235,931

Michigan Strategic Fund, LOR, VRDN

   (D&R Paint Co. Project)
   1.14% (LOC; Fifth Third Bank)                                                              4,214,000  (a)           4,214,000

MINNESOTA--.6%

Cohasset, Industrial Revenue, Refunding, VRDN

  (Minnesota Power and Light Co. Project)

   1.10% (LOC; ABN-AMRO)                                                                      2,000,000  (a)           2,000,000

Saint Paul Housing and Redevelopment Authority, MFHR

  Refunding, VRDN (Hampden Square Apartments)

   1.23% (LOC; FNMA)                                                                          2,840,000  (a)           2,840,000

MISSISSIPPI--.4%

Mississippi Business Finance Corporation, IDR, VRDN

  (Bruce Furniture Industries Project)

   1.26% (LOC; Wachovia Bank)                                                                 3,500,000  (a)           3,500,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.6%

Kansas City Industrial Development Authority, Revenue

  VRDN (Alphapointe Associates for the Blind)

   1.19% (LOC; U.S. Bank NA)                                                                  5,500,000  (a)           5,500,000

Missouri Health and Educational Facilities Authority

  Health Facilities Revenue, VRDN

   (Deaconess Long Term Care) 1.15% (LOC; Bank One)                                           8,100,000  (a)           8,100,000

NEVADA--1.5%

Clark County, IDR, VRDN

  (Southwest Gas Corp. Project)

   1.20% (LOC; Fleet National Bank)                                                           6,000,000  (a)           6,000,000

Nevada Housing Division, Multiple-Unit Housing Revenue

   VRDN (Silverado Ranch) 1.17% (Insured; FNMA)                                               6,710,000  (a)           6,710,000

NEW HAMPSHIRE--.2%

New Hampshire Housing Finance Authority, SFHR, VRDN

   Merlots Program 1.25%
   (Liquidity Facility; Wachovia Bank)                                                        1,610,000  (a)           1,610,000

NEW MEXICO--1.7%

New Mexico Housing Authority Region III, MFHR

   (Vista Grande Apartments Project) 1%, 12/18/2003                                           4,325,000  (b)           4,325,000

New Mexico Income Housing Authority Region III, LR

  VRDN, Lease Purchase Program 1.15%

   (Liquidity Facility; Societe Generale)                                                    10,000,000  (a)          10,000,000

NEW YORK--1.5%

Johnson City Central School District, GO Notes, BAN

   1.50%, 6/17/2004                                                                           3,000,000                3,005,583

New York City Municipal Water Finance Authority

  Water and Sewer Revenue, CP

  .95%, 12/10/2003 (Liquidity Facility: Bayerische

   Landesbank and WestLB AG)                                                                  5,000,000                5,000,000

New York State Mortgage Agency, Housing Revenue

   1.125%, 4/2/2004                                                                           4,000,000                4,000,000

OHIO--2.2%

Cincinnati City School District, GO Notes, BAN

   1.30%, 1/20/2004                                                                           5,400,000                5,403,275

Cuyahoga Community College District

  Revenue, VRDN 1.15% (Insured; AMBAC and

   Liquidity Facility; Key Bank)                                                              5,000,000  (a)           5,000,000

Grove City, Multi-Family Housing and Mortgage Revenue

  VRDN (Regency Arms Apartments)

   1.15% (LOC; FNMA)                                                                          3,000,000  (a)           3,000,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
OHIO (CONTINUED)

Twinsburg, IDR, VRDN (United Stationers Supply Co.)

   1.17% (LOC; PNC Bank)                                                                      5,000,000  (a)           5,000,000

OREGON--.5%

State of Oregon, GO Notes, TAN 2.25%, 11/15/2004                                              4,000,000                4,044,656

PENNSYLVANIA--7.3%

Berks County Industrial Development Authority, IDR

  VRDN (EJB Paving and Materials)

   1.31% (LOC; Wachovia Bank)                                                                 1,200,000  (a)           1,200,000

East Hempfield Township Industrial Development Authority

  IDR, VRDN (Menomite Home Project)

   1.21% (LOC; M&T Bank)                                                                     12,200,000  (a)          12,200,000

Emmaus General Authority, Revenue, VRDN

   1.13% (LOC; Depfa Bank PLC)                                                               10,000,000  (a)          10,000,000

Harrisburg Authority, Water Revenue, Refunding, VRDN

   1.15% (Insured; FGIC and Liquidity Facility; FGIC)                                        14,000,000  (a)          14,000,000

Lancaster County Hospital Authority, Senior Living

  Facilities Revenue, VRDN (Quarryville Presbyterian)

   1.15% (LOC; Allfirst Bank)                                                                 8,480,000  (a)           8,480,000

Pennsylvania Higher Educational Facilities Authority

  College and University Revenue

   (Associate Independent Colleges)
   1.125%, 11/1/2004 (LOC; Allied Irish Banks)                                                2,500,000                2,500,000

Philadelphia Hospitals and Higher Education Facilities

  Authority, Revenues, Refunding, VRDN

   (Philadelphia Protestant Home)
   1.25% (LOC; Fleet National Bank)                                                           2,000,000  (a)           2,000,000

West Cornwall Township Municipal Authority, GO Notes

  Refunding, VRDN (Bethlehem School District Project)

   1.17% (Insured; FSA and Liquidity Facility;
   Dexia Credit Locale)                                                                       9,900,000  (a)           9,900,000

RHODE ISLAND--.6%

Rhode Island Industrial Facilities Corporation, IDR, VRDN

   (Cooley Inc. Project) 1.15%
   (LOC; Citizens Bank of Rhode Island)                                                       2,750,000  (a)           2,750,000

Tobacco Settlement Financing Corporation, Revenue

   VRDN 1.28% (Liquidity Facility; Merrill Lynch)                                             2,500,000  (a)           2,500,000

SOUTH CAROLINA--1.9%

Town of Lexington, Water and Sewer Revenue, VRDN

   1.19% (Insured; MBIA and Liquidity Facility;
   South Trust Bank)                                                                          5,185,000  (a)           5,185,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA (CONTINUED)

Oconee County, PCR, Refunding, VRDN

   (Duke Energy) 1.20% (LOC; Bank One)                                                        5,000,000  (a)           5,000,000

South Carolina Jobs-Economic Development Authority

  EDR, VRDN (Virtual Image Technology)

   1.15% (LOC; Royal Bank of Canada)                                                          5,500,000  (a)           5,500,000

TENNESSEE--2.1%

Oak Ridge Industrial Development Board

  Industrial Revenue, VRDN

   (Oak Ridge Universities)
   1.15% (LOC; Allied Irish Bank)                                                             4,700,000  (a)           4,700,000

Sevier County Public Building Authority, Water Revenue

  Local Governmental Public Improvement, VRDN

   1.13% (Insured; AMBAC and Liquidity
   Facility; KBC Bank)                                                                       12,500,000  (a)          12,500,000

TEXAS--8.4%

Capital Industrial Development Corporation, SWDR, VRDN

  (Texas Disposal System Inc. Project)

   1.20% (LOC; Bank of America)                                                               4,200,000  (a)           4,200,000

Crawford Education Facilities Corporation,
   Education Revenue, VRDN (Woodlands
   Academy Preparatory School)

   1.15% (LOC; U.S. Bank NA)                                                                  4,800,000  (a)           4,800,000

Gulf Coast Waste Disposal Authority, RRR

  VRDN (Waste Management of Texas)

   1.15% (LOC; Wachovia Bank)                                                                 2,750,000  (a)           2,750,000

Houston, Water and Sewer System Revenue, CP:

  1%, 1/22/2004 (Liquidity Facility: Bayerische

      Landesbank and WestLB AG)                                                               5,000,000                5,000,000

   1.03%, 2/11/2004 (Liquidity Facility: Bayerische

      Landesbank and WestLB AG)                                                               5,000,000                5,000,000

State of Texas:

  GO Notes, Refunding

    (College Student Loan) .95%, 7/1/2004

    (Liquidity Facility; Landesbank Hessen-

      Thuringen Girozentrale)                                                                16,000,000               16,000,000

   TRAN 2%, 8/31/2004                                                                        22,000,000               22,143,863

Texas Municipal Power Agency, Electric Revenue, CP

  1.04%, 1/14/2004 (Liquidity Facility: Bayerische

   Landesbank, JPMorgan Chase Bank and
   State Street Bank and Trust Co.)                                                           9,000,000                9,000,000

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
UTAH--.3%

Weber County, GO Notes, TRAN 2%, 12/30/2003                                                   2,250,000                2,251,500

WASHINGTON--3.0%

Chelan County Public Utility District Number 001

  Consolidated Revenue, VRDN, Merlots Program 1.25%

   (Insured; MBIA and Liquidity Facility; Wachovia Bank)                                      6,995,000  (a)           6,995,000

Seattle, Electric Revenue, CP (Municipal Light and Power)

   .90%, 1/8/2004 (LOC; JPMorgan Chase Bank)                                                  6,800,000                6,800,000

Port of Seattle, Revenue, VRDN

   Merlots Program 1.25% (Insured; FGIC and
   Liquidity Facility; Wachovia Bank)                                                         5,620,000  (a)           5,620,000

State of Washington, GO Notes, VRDN, Merlots Program

   1.20% (Insured: FGIC and MBIA and
   Liquidity Facility; Wachovia Bank)                                                         5,000,000  (a)           5,000,000

WEST VIRGINIA--.2%

Pendleton County, IDR, VRDN

   (Greer Steel Project) 1.25% (LOC; PNC Bank)                                                1,600,000  (a)           1,600,000

WISCONSIN--.8%

Kohler School District, Revenue, BAN 1.25%, 4/15/2004                                         3,265,000                3,267,337

West Allis, Revenue, VRDN (State Fair Park Exposition

   Center) 1.15% (LOC; U.S. Bank NA)                                                          3,200,000                3,200,000

WYOMING--3.7%

Campbell County, IDR (Two Elk Power Generation

   Station Project) 1.40%, 12/3/2003
   (GIC; Bayerische Landesbank)                                                              30,300,000               30,300,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $813,307,450)                                                             98.7%              813,307,450

CASH AND RECEIVABLES (NET)                                                                         1.3%               10,943,855

NET ASSETS                                                                                       100.0%              824,251,305



Summary of Abbreviations

AMBAC               American Municipal Bond Assurance                IDR                 Industrial Development Revenue
                        Corporation                                  LOC                 Letter of Credit
BAN                 Bond Anticipation Notes                          LOR                 Limited Obligation Revenue
CP                  Commercial Paper                                 LR                  Lease Revenue
EDR                 Economic Development Revenue                     MBIA                Municipal Bond Investors Assurance
FGIC                Financial Guaranty Insurance                                            Insurance Corporation
                        Company                                      MFHR                Multi-Family Housing Revenue
FHLB                Federal Home Loan Bank                           PCR                 Pollution Control Revenue
FHLMC               Federal Home Loan Mortgage                       RAN                 Revenue Anticipation Notes
                        Corporation                                  RAW                 Revenue Anticipation Warrants
FNMA                Federal National Mortgage                        RRR                 Resource Recovery Revenue
                        Association                                  SAAN                State Aid Anticipation Notes
FSA                 Financial Security Assurance                     SFHR                Single Family Housing Revenue
GIC                 Guaranteed Investment Contract                   SFMR                Single Family Mortgage Revenue
GNMA                Government National Mortgage                     SWDR                Solid Waste Disposal Revenue
                        Association                                  TAN                 Tax Anticipation Notes
GO                  General Obligation                               TRAN                Tax and Revenue Anticipation Notes
HR                  Hospital Revenue                                 VRDN                Variable Rate Demand Notes



Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               88.9

AAA, AA, A (c)                   Aaa, Aa, A (c)                  AAA, AA, A (c)                                    8.2

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                     2.9

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE  REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                             The Fund



STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           813,307,450   813,307,450

Cash                                                                  9,554,262

Interest receivable                                                   2,152,172

Prepaid expenses                                                         89,489

                                                                    825,103,373
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           560,377

Payable for shares of Common Stock redeemed                             224,983

Accrued expenses                                                         66,708

                                                                        852,068
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      824,251,305
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     824,253,508

Accumulated net realized gain (loss) on investments                     (2,203)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      824,251,305

NET ASSET VALUE PER SHARE

                                                                              Class A                 Class B             Class X
------------------------------------------------------------------------------------------------------------------------------------


Net Assets ($)                                                            239,202,967              584,839,049             209,289

Shares Outstanding                                                        239,489,033              584,839,244              209,292
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00                     1.00                 1.00



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended November 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     10,618,233

EXPENSES:

Management fee--Note 2(a)                                            4,570,984

Shareholder servicing costs--Note 2(c)                               1,999,509

Distribution fees and prospectus--Note 2(b)                          1,227,653

Registration fees                                                      121,867

Custodian fees                                                          82,744

Professional fees                                                       53,799

Directors' fees and expenses--Note 2(d)                                 24,151

Prospectus and shareholders' reports                                    17,277

Miscellaneous                                                           27,438

TOTAL EXPENSES                                                       8,125,422

Less--reduction in shareholder servicing costs
  due to undertaking--Note 2(c)                                      (494,882)

NET EXPENSES                                                         7,630,540

INVESTMENT INCOME--NET                                               2,987,693
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                 15,616

Net unrealized appreciation (depreciation) on investments              (5,211)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  10,405

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 2,998,098

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                           -------------------------------------

                                                     2003               2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,987,693           6,824,963

Net realized gain (loss) on investments            15,616              (7,251)

Net unrealized appreciation (depreciation)
   on investments                                 (5,211)               4,432

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   2,998,098            6,822,144
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (1,787,429)          (3,445,370)

Class B shares                                (1,199,912)          (3,378,429)

Class X shares                                      (352)              (1,164)

TOTAL DIVIDENDS                               (2,987,693)          (6,824,963)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                              1,426,192,350       1,562,870,026

Class B shares                              1,745,636,919       1,766,854,064

Dividends reinvested:

Class A shares                                  1,711,606           3,335,728

Class B shares                                  1,196,076           3,370,347

Class X shares                                        352               1,164

Cost of shares redeemed:

Class A shares                            (1,497,867,374)      (1,543,010,799)

Class B shares                            (1,723,085,020)      (1,656,749,159)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS          (46,215,091)          136,671,371

TOTAL INCREASE (DECREASE) IN NET ASSETS     (46,204,686)          136,668,552
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           870,455,991         733,787,439

END OF PERIOD                                 824,251,305         870,455,991

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                          Year Ended November 30,
                                                                --------------------------------------------------------------------
CLASS A SHARES                                                   2003           2002           2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .006           .010           .026           .035          .027

Distributions:

Dividends from investment income--net                            (.006)         (.010)         (.026)         (.035)        (.027)

Net asset value, end of period                                   1.00           1.00           1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                  .58           1.02           2.59           3.56          2.71
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .58            .57            .57            .58           .58

Ratio of net investment income
   to average net assets                                          .59           1.02           2.50           3.51          2.68
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         239,203        309,159        285,966        271,638       285,849

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        Year Ended November 30,
                                                                 -------------------------------------------------------------------
CLASS B SHARES                                                   2003           2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .002           .006           .021           .031          .023

Distributions:

Dividends from investment income--net                            (.002)         (.006)         (.021)         (.031)        (.023)

Net asset value, end of period                                   1.00           1.00           1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                  .20            .59           2.16           3.16          2.31
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .96           1.00            .98            .98           .98

Ratio of net investment income
   to average net assets                                          .20            .59           2.12           3.10          2.29

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                        .08            .04            .06            .07           .07
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                         584,839         561,088       447,614        412,041       376,104

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                        Year Ended November 30,
                                                                --------------------------------------------------------------------
CLASS X SHARES                                                   2003           2002           2001           2000       1999(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .002           .006           .021           .031          .012

Distributions:

Dividends from investment income--net                            (.002)         (.006)         (.021)         (.031)        (.012)

Net asset value, end of period                                   1.00           1.00           1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                  .18            .56           2.10           3.12          2.43(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .99           1.03           1.03           1.05          1.05(b)

Ratio of net investment income
   to average net assets                                          .17            .56           2.14           3.19          2.22(b)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                        .07            .02            .03            .07           .18(b)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                             209            209            208            283             1

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                 The Fund



NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

General Municipal Money Market Fund (the "fund") is a separate diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund. The fund's investment objective is to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 16.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized), Class B (1 billion shares authorized) and Class X shares (500 million shares authorized). Class A shares, Class B shares and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2003, sub-accounting service fees amounted to $305,840 for Class B shares and are included in shareholder servicing cost.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $94,506 during the period ended November 30, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $2,203 is available to be applied against future net securities profits, if any, realized subsequent to November 30, 2003. If not applied, the carryover expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2003 and November 30, 2002, respectively, were all tax exempt income.

During the period ended November 30, 2003, as a result of permanent book to tax differences, the fund increased accumulated net realized gain (loss) on investments by $2,785 and decreased paid-in capital by the same amount. Net assets were not affected by this reclassification.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1-1/2% of the average value of the fund's net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2003, there was no expense reimbursement pursuant to the Agreement.

(B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act,

Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 2003, Class B shares were charged $1,227,130 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class X. During the period ended November 30, 2003, Class X shares were charged $523 pursuant to the Class X Distribution Plan.

(C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2003, Class A shares were charged $65,751 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and Class X (" Shareholder Services Plan") Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports


                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2002 through June 30, 2003, from July 1, 2003 through July 7, 2003, and from July 8, 2003 through November 30, 2003, to reduce the expenses of Class B and Class X shares to the extent that, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.00%, .75% and 1.00%, respectively, and if the aggregate expenses of Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.05%, .75% and 1.05% respectively, of the value of the average daily net assets of each class, respectively. In addition, the Manager may, at times, limit certain money market fund expenses in an effort to enhance yields of a fund, or a particular class of a fund, as applicable, because of low interest rates. Effective July 14, 2003, the Manager limited fund expenses on the Fund (Class B and Class X) to maintain a minimum yield of 10 basis points. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended November 30, 2003, Class B and Class X shares were charged $1,529,197 and $523 respectively, pursuant to the Shareholder Services Plan, of which $494,744 and $138, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $48,067 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
General Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (one of the funds comprising General Municipal Money Market Funds, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund, at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                        [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York

January 8, 2004

                                                             The Fund


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2003 as "exempt-interest dividends" (not generally subject to regular federal income tax).


BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)

Chairman of the Board (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

Clifford L. Alexander, Jr. (70)

Board Member (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

Peggy C. Davis (60)

Board Member (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Shad Professor of Law, New York University School of Law (1983-present)

* She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

Ernest Kafka (71)

Board Member (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)

* Instructor, The New York Psychoanalytic Institute (1981-present)

* Associate Clinical Professor of Psychiatry at Cornell Medical School
  (1987-2002)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

Nathan Leventhal (60)

Board Member (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Avery-Fisher Artist Program (November 1997-present)

* President of Lincoln Center for the Performing Arts, Inc. (March 1984-December
  2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Movado Group, Inc., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

SAUL B. KLAMAN, EMERITUS BOARD MEMBER


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

ROBERT ROBOL, ASSISTANT TREASURER SINCE AUGUST 2003.

     Senior Accounting Manager - Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 197 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc



                   For More Information

                        General Municipal
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  918AR1103



ITEM 2. CODE OF ETHICS.

     The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                         SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  January 23, 2004

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  January 23, 2004

                                  EXHIBIT INDEX

   (a)(1) Code of ethics referred to in Item 2.

   (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

     (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)